Employee benefits: variable compensation - Effect on income statement (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		$ 7,520	[1]	$ 7,045	[2]	$ 7,292	[3]
Variable compensation including FA variable compensation deferred to the next and following years		4,524	[4]	4,259	[5]	4,694	[6]
Variable compensation including FA variable compensation related to share-based compensation		686		610		634
Variable compensation including FA variable compensation related to share-based compensation - performance awards		517		461		526
Variable compensation including FA variable compensation related to share-based compensation - other variable compensation		50		43		12
Variable compensation including FA variable compensation related to share-based compensation - financial advisor variable compensation		119		106		95
Variable compensation including FA variable compensation related to share-based compensation recognized within other Note 6 expense categories		100		61		49
Salaries related to share-based compensation		4		10		15
Social security related to share-based compensation		54		25		8
Personnel expenses related to share-based compensation - Equity Plus Plan		42		27		26
Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		6,012		5,617		5,889
Variable compensation including FA variable compensation deferred to the next and following years		1,760	[4]	1,093	[5]	1,250	[6]
Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		1,508		1,428		1,403
Variable compensation including FA variable compensation deferred to the next and following years		2,764	[4]	3,166	[5]	3,444	[6]
Variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		3,209		2,755		2,995
Variable compensation including FA variable compensation deferred to the next and following years		1,044	[4]	1,036	[5]	1,238	[6]
Variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		2,508		2,193		2,461
Variable compensation including FA variable compensation deferred to the next and following years		756	[4]	429	[5]	585	[6]
Variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		701		562		534
Variable compensation including FA variable compensation deferred to the next and following years		288	[4]	608	[5]	653	[6]
Non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		2,141		1,868		2,057
Variable compensation including FA variable compensation deferred to the next and following years		0	[4]	0	[5]	0	[6]
Non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		2,167		1,894		2,089
Variable compensation including FA variable compensation deferred to the next and following years		0	[4]	0	[5]	0	[6]
Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		(26)		(26)		(32)
Variable compensation including FA variable compensation deferred to the next and following years		0	[4]	0	[5]	0	[6]
Deferred compensation awards
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		1,068		887		938
Variable compensation including FA variable compensation deferred to the next and following years		1,044	[4]	1,036	[5]	1,238	[6]
Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		341		299		373
Variable compensation including FA variable compensation deferred to the next and following years		756	[4]	429	[5]	585	[6]
Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		727		588		565
Variable compensation including FA variable compensation deferred to the next and following years		288	[4]	608	[5]	653	[6]
of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		463		422		526
Variable compensation including FA variable compensation deferred to the next and following years		376	[4]	424	[5]	570	[6]
of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		137		122		217
Variable compensation including FA variable compensation deferred to the next and following years		306	[4]	205	[5]	325	[6]
of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		327		300		309
Variable compensation including FA variable compensation deferred to the next and following years		69	[4]	219	[5]	244	[6]
of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		463		375		357
Variable compensation including FA variable compensation deferred to the next and following years		476	[4]	538	[5]	620	[6]
of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		112		113		131
Variable compensation including FA variable compensation deferred to the next and following years		280	[4]	173	[5]	238	[6]
of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		351		262		226
Variable compensation including FA variable compensation deferred to the next and following years		196	[4]	365	[5]	382	[6]
of which: Long Term Incentive Plan
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		54		39
Variable compensation including FA variable compensation deferred to the next and following years		61	[4]	25	[5]
of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		42		39
Variable compensation including FA variable compensation deferred to the next and following years		50	[4]	25	[5]
of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		11		0
Variable compensation including FA variable compensation deferred to the next and following years		10	[4]	0	[5]
of which: Asset Management EOP
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		88		51		53
Variable compensation including FA variable compensation deferred to the next and following years		132	[4]	49	[5]	48	[6]
of which: Asset Management EOP | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		49		25		25
Variable compensation including FA variable compensation deferred to the next and following years		120	[4]	26	[5]	22	[6]
of which: Asset Management EOP | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		39		26		28
Variable compensation including FA variable compensation deferred to the next and following years		12	[4]	23	[5]	26	[6]
of which: Other performance awards
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year						2
Variable compensation including FA variable compensation deferred to the next and following years	[6]					1
of which: Other performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year						0
Variable compensation including FA variable compensation deferred to the next and following years	[6]					0
of which: Other performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year						2
Variable compensation including FA variable compensation deferred to the next and following years	[6]					1
Variable compensation - other
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year	[7]	220		246		243
Variable compensation including FA variable compensation deferred to the next and following years	[7]	374	[4]	349	[5]	450	[6]
Variable compensation - other | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year	[7]	126		159		162
Variable compensation including FA variable compensation deferred to the next and following years	[7]	181	[4]	117	[5]	180	[6]
Variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year	[7]	94		88		80
Variable compensation including FA variable compensation deferred to the next and following years	[7]	192	[4]	232	[5]	269	[6]
Total variable compensation excluding financial advisor variable compensation
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		3,429		3,001		3,238
Variable compensation including FA variable compensation deferred to the next and following years		1,418	[4]	1,385	[5]	1,688	[6]
Total variable compensation excluding financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		2,634		2,352		2,624
Variable compensation including FA variable compensation deferred to the next and following years		938	[4]	545	[5]	766	[6]
Total variable compensation excluding financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		795		650		614
Variable compensation including FA variable compensation deferred to the next and following years		480	[4]	840	[5]	922	[6]
Total FA variable compensation
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		4,091		4,043		4,054
Variable compensation including FA variable compensation deferred to the next and following years		3,106	[4]	2,874	[5]	3,006	[6]
Total FA variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		3,378		3,265		3,266
Variable compensation including FA variable compensation deferred to the next and following years		822	[4]	548	[5]	484	[6]
Total FA variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		713		778		789
Variable compensation including FA variable compensation deferred to the next and following years		2,284	[4]	2,327	[5]	2,522	[6]
Financial advisor variable compensation
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		3,589		3,501		3,470
Variable compensation including FA variable compensation deferred to the next and following years		952	[4]	907	[5]	767	[6]
Financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		3,356		3,233		3,233
Variable compensation including FA variable compensation deferred to the next and following years		350	[4]	197	[5]	128	[6]
Financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		233		268		237
Variable compensation including FA variable compensation deferred to the next and following years		602	[4]	710	[5]	639	[6]
of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		3,154		3,064		3,089
Variable compensation including FA variable compensation deferred to the next and following years		0	[4]	0	[5]	0	[6]
of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		3,154		3,064		3,089
Variable compensation including FA variable compensation deferred to the next and following years		0	[4]	0	[5]	0	[6]
of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		0		0		0
Variable compensation including FA variable compensation deferred to the next and following years		0	[4]	0	[5]	0	[6]
of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		119		106		95
Variable compensation including FA variable compensation deferred to the next and following years		214	[4]	183	[5]	183	[6]
of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		69		57		51
Variable compensation including FA variable compensation deferred to the next and following years		79	[4]	54	[5]	52	[6]
of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		50		48		44
Variable compensation including FA variable compensation deferred to the next and following years		135	[4]	130	[5]	131	[6]
of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		316		331		286
Variable compensation including FA variable compensation deferred to the next and following years		738	[4]	724	[5]	584	[6]
of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		133		112		93
Variable compensation including FA variable compensation deferred to the next and following years		271	[4]	144	[5]	76	[6]
of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		183		219		193
Variable compensation including FA variable compensation deferred to the next and following years		467	[4]	580	[5]	507	[6]
Compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year	[8]	502		542		584
Variable compensation including FA variable compensation deferred to the next and following years	[8]	2,155	[4]	1,967	[5]	2,240	[6]
Compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year	[8]	22		32		33
Variable compensation including FA variable compensation deferred to the next and following years	[8]	473	[4]	350	[5]	357	[6]
Compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year	[8]	480		510		551
Variable compensation including FA variable compensation deferred to the next and following years	[8]	1,682	[4]	1,617	[5]	1,883	[6]
UBS AG
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		7,246	[9]	6,814	[10]	7,068	[11]
Variable compensation including FA variable compensation deferred to the next and following years		4,481	[4]	4,222	[5]	4,656	[6]
Variable compensation including FA variable compensation related to share-based compensation		666		595		612
Variable compensation including FA variable compensation related to share-based compensation - performance awards		498		448		507
Variable compensation including FA variable compensation related to share-based compensation - other variable compensation		49		42		10
Variable compensation including FA variable compensation related to share-based compensation - financial advisor variable compensation		119		106		95
Variable compensation including FA variable compensation related to share-based compensation recognized within other Note 6 expense categories		88		54		44
Salaries related to share-based compensation		4		10		15
Social security related to share-based compensation		51		23		7
Personnel expenses related to share-based compensation - Equity Plus Plan		34		22		22
UBS AG | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		5,765		5,398		5,666
Variable compensation including FA variable compensation deferred to the next and following years		1,732	[4]	1,076	[5]	1,233	[6]
UBS AG | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		1,481		1,416		1,402
Variable compensation including FA variable compensation deferred to the next and following years		2,749	[4]	3,146	[5]	3,424	[6]
UBS AG | Variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		2,953		2,545		2,794
Variable compensation including FA variable compensation deferred to the next and following years		1,011	[4]	1,005	[5]	1,208	[6]
UBS AG | Variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		2,278		1,993		2,256
Variable compensation including FA variable compensation deferred to the next and following years		734	[4]	413	[5]	570	[6]
UBS AG | Variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		675		553		538
Variable compensation including FA variable compensation deferred to the next and following years		277	[4]	592	[5]	638	[6]
UBS AG | Non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		1,920		1,682		1,870
Variable compensation including FA variable compensation deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | Non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		1,948		1,706		1,896
Variable compensation including FA variable compensation deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		(29)		(24)		(26)
Variable compensation including FA variable compensation deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | Deferred compensation awards
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		1,034		863		924
Variable compensation including FA variable compensation deferred to the next and following years		1,011	[4]	1,005	[5]	1,208	[6]
UBS AG | Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		329		287		360
Variable compensation including FA variable compensation deferred to the next and following years		734	[4]	413	[5]	570	[6]
UBS AG | Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		704		576		564
Variable compensation including FA variable compensation deferred to the next and following years		277	[4]	592	[5]	638	[6]
UBS AG | of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		446		410		507
Variable compensation including FA variable compensation deferred to the next and following years		365	[4]	412	[5]	554	[6]
UBS AG | of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		131		115		208
Variable compensation including FA variable compensation deferred to the next and following years		298	[4]	198	[5]	316	[6]
UBS AG | of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		315		294		299
Variable compensation including FA variable compensation deferred to the next and following years		67	[4]	213	[5]	238	[6]
UBS AG | of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		448		365		361
Variable compensation including FA variable compensation deferred to the next and following years		459	[4]	521	[5]	605	[6]
UBS AG | of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		108		109		126
Variable compensation including FA variable compensation deferred to the next and following years		271	[4]	166	[5]	232	[6]
UBS AG | of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		339		256		235
Variable compensation including FA variable compensation deferred to the next and following years		189	[4]	356	[5]	373	[6]
UBS AG | of which: Long Term Incentive Plan
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		52		38
Variable compensation including FA variable compensation deferred to the next and following years		55	[4]	23
UBS AG | of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		41		38
Variable compensation including FA variable compensation deferred to the next and following years		46	[4]	23
UBS AG | of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		11		0
Variable compensation including FA variable compensation deferred to the next and following years		9	[4]	0
UBS AG | of which: Asset Management EOP
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		88		51		53
Variable compensation including FA variable compensation deferred to the next and following years		132	[4]	49	[5]	48	[6]
UBS AG | of which: Asset Management EOP | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		49		25		25
Variable compensation including FA variable compensation deferred to the next and following years		120	[4]	26	[5]	22	[6]
UBS AG | of which: Asset Management EOP | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		39		26		28
Variable compensation including FA variable compensation deferred to the next and following years		12	[4]	23	[5]	26	[6]
UBS AG | of which: Other performance awards
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year						2
Variable compensation including FA variable compensation deferred to the next and following years	[6]					1
UBS AG | of which: Other performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year						0
Variable compensation including FA variable compensation deferred to the next and following years	[6]					0
UBS AG | of which: Other performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year						2
Variable compensation including FA variable compensation deferred to the next and following years	[6]					1
UBS AG | Variable compensation - other
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year	[7]	201		225		220
Variable compensation including FA variable compensation deferred to the next and following years	[7]	364	[4]	343	[5]	442	[6]
UBS AG | Variable compensation - other | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year	[7]	109		140		144
Variable compensation including FA variable compensation deferred to the next and following years	[7]	176	[4]	115	[5]	178	[6]
UBS AG | Variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year	[7]	92		85		75
Variable compensation including FA variable compensation deferred to the next and following years	[7]	189	[4]	228	[5]	264	[6]
UBS AG | Total variable compensation excluding financial advisor variable compensation
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		3,155		2,770		3,013
Variable compensation including FA variable compensation deferred to the next and following years		1,375	[4]	1,348	[5]	1,650	[6]
UBS AG | Total variable compensation excluding financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		2,387		2,133		2,400
Variable compensation including FA variable compensation deferred to the next and following years		909	[4]	528	[5]	748	[6]
UBS AG | Total variable compensation excluding financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		768		638		613
Variable compensation including FA variable compensation deferred to the next and following years		465	[4]	820	[5]	902	[6]
UBS AG | Total FA variable compensation
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		4,091		4,043		4,054
Variable compensation including FA variable compensation deferred to the next and following years		3,106	[4]	2,874	[5]	3,006	[6]
UBS AG | Total FA variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		3,378		3,265		3,266
Variable compensation including FA variable compensation deferred to the next and following years		822	[4]	548	[5]	484	[6]
UBS AG | Total FA variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		713		778		789
Variable compensation including FA variable compensation deferred to the next and following years		2,284	[4]	2,327	[5]	2,522	[6]
UBS AG | Financial advisor variable compensation
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		3,589		3,501		3,470
Variable compensation including FA variable compensation deferred to the next and following years		952	[4]	907	[5]	767	[6]
UBS AG | Financial advisor variable compensation | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		3,356		3,233		3,233
Variable compensation including FA variable compensation deferred to the next and following years		350	[4]	197	[5]	128	[6]
UBS AG | Financial advisor variable compensation | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		233		268		237
Variable compensation including FA variable compensation deferred to the next and following years		602	[4]	710	[5]	639	[6]
UBS AG | of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		3,154		3,064		3,089
Variable compensation including FA variable compensation deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		3,154		3,064		3,089
Variable compensation including FA variable compensation deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		0		0		0
Variable compensation including FA variable compensation deferred to the next and following years		0	[4]	0	[5]	0	[6]
UBS AG | of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		119		106		95
Variable compensation including FA variable compensation deferred to the next and following years		214	[4]	183	[5]	183	[6]
UBS AG | of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		69		57		51
Variable compensation including FA variable compensation deferred to the next and following years		79	[4]	54	[5]	52	[6]
UBS AG | of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		50		48		44
Variable compensation including FA variable compensation deferred to the next and following years		135	[4]	130	[5]	131	[6]
UBS AG | of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		316		331		286
Variable compensation including FA variable compensation deferred to the next and following years		738	[4]	724	[5]	584	[6]
UBS AG | of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		133		112		93
Variable compensation including FA variable compensation deferred to the next and following years		271	[4]	144	[5]	76	[6]
UBS AG | of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year		183		219		193
Variable compensation including FA variable compensation deferred to the next and following years		467	[4]	580	[5]	507	[6]
UBS AG | Compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year	[8]	502		542		584
Variable compensation including FA variable compensation deferred to the next and following years	[8]	2,155	[4]	1,967	[5]	2,240	[6]
UBS AG | Compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year	[8]	22		32		33
Variable compensation including FA variable compensation deferred to the next and following years	[8]	473	[4]	350	[5]	357	[6]
UBS AG | Compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation including FA variable compensation for the current year	[8]	480		510		551
Variable compensation including FA variable compensation deferred to the next and following years	[8]	$ 1,682	[4]	$ 1,617	[5]	$ 1,883	[6]

[1]
Includes USD 686 million in expenses related to share-based compensation (performance awards: USD 517 million; other variable compensation: USD 50 million; financial advisor compensation: USD 119 million). A further USD 100 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 4 million related to role-based allowances; social security: USD 54 million; other personnel expenses: USD 42 million related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 691 million.

[2]
Includes USD 610 million in expenses related to share-based compensation (performance awards: USD 461 million; other variable compensation: USD 43 million; financial advisor compensation: USD 106 million). A further USD 61 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 10 million related to role-based allowances; social security: USD 25 million; other personnel expenses: USD 27 million related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 619 million.

[3]
Includes USD 634 million in expenses related to share-based compensation (performance awards: USD 526 million; other variable compensation: USD 12 million; financial advisor compensation: USD 95 million). A further USD 49 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 15 million related to role-based allowances; social security: USD 8 million; other personnel expenses: USD 26 million related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 676 million.

[4]	Estimate as of 31 December 2020. Actual amounts to be expensed in future periods may vary, e.g., due to forfeiture of awards
[5]	Estimate as of 31 December 2019. Actual amounts expensed may vary, e.g., due to forfeiture of awards
[6]	Estimate as of 31 December 2018. Actual amounts expensed may vary, e.g., due to forfeiture of awards
[7]	Comprised of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related to the Deferred Contingent Capital Plan.
[8]
Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date.

[9]
Includes USD 666 million in expenses related to share-based compensation (performance awards: USD 498 million; other variable compensation: USD 49 million; financial advisor compensation: USD 119 million). A further USD 88 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 4 million related to role-based allowances; social security: USD 51 million; other personnel expenses: USD 34 million related to the Equity Plus Plan).

[10]
Includes USD 595 million in expenses related to share-based compensation (performance awards: USD 448 million; other variable compensation: USD 42 million; financial advisor compensation: USD 106 million). A further USD 54 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 10 million related to role-based allowances; social security: USD 23 million; other personnel expenses: USD 22 million related to the Equity Plus Plan).

[11]
Includes USD 612 million in expenses related to share-based compensation (performance awards: USD 507 million; other variable compensation: USD 10 million; financial advisor compensation: USD 95 million). A further USD 44 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 15 million related to role-based allowances; social security: USD 7 million; other personnel expenses: USD 22 million related to the Equity Plus Plan).